Operating Segments	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Operating Segments

Note 24 - Operating Segments:

Operating segments are reported according to the same basis of internal reports that are regularly reviewed by the Company’s Chief Operating Decision Maker, who is responsible for allocating resource to the Company’s operating segments and assessing their performance.

The Company has 2 operating segments: (A) Investments in portfolio companies in the biomed sector, and (B) Investments in the medical cannabis sector.

A.	Investments in portfolio companies in the biomed sector: the Company has investments in XTL, Cavnox and Fore. These investments are measured at fair value through profit or loss. See Note 11.

Presented below are financial data regarding the segment:

	2023	2022
	NIS in thousands
Loss from investment in XTL	22	174
Loss from investment in Cavnox	965	-
Gain from investment in Fore	(322)	-
	665	174

	2023	2022
	NIS in thousands
Fair value of the investment in XTL	134	156
Fair value of the investment in Cavnox	-	965
Fair value of the investment in Fore	1,922	1,600
	2,056	2,721

B.	Investments in the medical cannabis sector: Canndoc, Cannolam, Pharmazone and other investments as described in Note 8. The Company’s Chief Operating Decision Maker (the CEO) reviews the financial results as a single business unit.

Note 24 - Operating Segments: (Cont.)

Operating segment data:

Reconciliation of operating segment data include addition of assets and liabilities which were not attributed to segments.

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2023
External revenue	355,553	-	-	355,553
Segment profit (loss)	44,460	(665)	-	43,795

General and administrative expenses not attributable to segments				(38,224)
Other expenses, net				(47,138)
Operating Loss				(41,567)

Segment assets	755,209	2,056	29,349	786,614
Segment liabilities	392,381	-	(62,829)	329,552

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2022
External revenue	388,684	-	-	388,684
Segment profit (loss)	68,552	(174)	-	68,378

General and administrative expenses not attributable to segments				(15,623)
Other expenses, net				(2,128)
Operating Profit				50,627

Segment assets	886,184	2,770	69,053	958,007
Segment liabilities	526,285	-	(89,755)	436,530

	NIS in thousands
	Cannabis segment	Biomed segment	Reconciliations	Total

Year ended December 31, 2021
External revenue	219,677	-	-	219,677
Segment profit (loss)	44,646	(1,868)	-	42,778

General and administrative expenses not attributable to segments				(11,620)
Other expenses, net				(2,971)
Operating Profit				28,187

Segment assets	551,435	2,895	131,994	686,324
Segment liabilities	132,562	-	94,571	227,133

Note 24 - Operating Segments: (Cont.)

Major customers

Revenues from one customer of the cannabis segment represents approximately NIS 42 million of the Company’s total revenues (In 2022 - approximately NIS 41 million; In 2021 - approximately NIS 22).